Key Management Personnel Disclosures	12 Months Ended
Dec. 31, 2022
Disclosure Of Information About Key Management Personnel Text Block Abstract
KEY MANAGEMENT PERSONNEL DISCLOSURES

NOTE 33. KEY MANAGEMENT PERSONNEL DISCLOSURES

(a)	Remuneration

The total remuneration paid or payable to the directors and senior management of the Group during the year are as follows:

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Short-term employee benefits	1,235,709	1,929,914	1,586,604
Post-employment benefits	-	6,196	5,124
Total	1,235,709	1,936,110	1,591,728

During the year 2021, included in short term benefits for directors and officers included payments of A$561,758 (US$420,000) to a service companies owned by the then CFO for the provision of Chief Executive Officer and Chief Financial Officer services.

(b)	Loans to Key Management Personnel and their related parties

There were no other loans outstanding at the reporting date to Key Management Personnel and their related parties.

Other transactions with Key Management Personnel

Several key management persons, or their related parties, held positions in other entities that resulted in them having control or significant influences over the financials or operating policies of these entities. Transactions between related parties are in normal commercial terms and conditions unless otherwise stated in Notes 21 and 32.

(c)	Share Options - number of share options held by management

There were no share options held outstanding held by the management.